Trade and Other Receivables (Details) - EUR (€) € in Thousands	Mar. 31, 2026	Dec. 31, 2025
Trade and Other Receivables.
Collaboration receivables	€ 406	€ 3,358
Prepayments	3,178	2,627
Accrued income from Rett Syndrome Research Trust	502	502
Other receivables	318	313
Total	€ 4,404	€ 6,800